Fair value of assets and liabilities - Summary of valuation adjustment (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	€ 613	€ (80)
Deferred Day One Profit or Loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(93)		€ (94)
Own credit adjustments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(24)		(17)
Bid/Offer
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(150)		(130)
Model Risk
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(49)		(33)
CVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(138)		(123)
DVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	42		50
CollVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(2)		(3)
FVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(98)		(64)
Other valuation adjustments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	2		2
Total Valuation Adjustments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	€ (511)		€ (412)